Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income (Loss) before Income Taxes

Income (loss) from continuing operations before income taxes included the following components for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Domestic	$(73)	$(690)	$(915)
Foreign	679	820	772

Income (loss) from continuing operations before income taxes	$606	$130	$(143)

Components of Income Tax (Benefit) Expense

The total provision (benefit) for income taxes was as follows for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Current federal income taxes	$(68)	$(4)	$(122)
Deferred federal income taxes	36	(251)	(368)

Total federal income taxes	(32)	(255)	(490)

Current state income taxes	(16)	5	(11)
Deferred state income taxes	(9)	(8)	(2)

Total state income taxes	(25)	(3)	(13)

Current foreign income taxes	138	329	191
Deferred foreign income taxes	57	(82)	33

Total foreign income taxes	195	247	224

Total provision (benefit) for income taxes	$138	$(11)	$(279)

Reconciliation of Federal Statutory Tax Rate to Effective Income Tax Rate

The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(Amounts in millions)	2012		2011		2010
Income (loss) from continuing operations before income taxes	$606		$130		$(143)

Statutory U.S. federal income tax rate	$212	35.0%	$46	35.0%	$(50)	35.0%
Increase (reduction) in rate resulting from:
State income tax, net of federal income tax effect	(16)	(2.7)	(1)	(1.1)	(7)	4.7
Benefit on tax favored investments	(9)	(1.4)	(26)	(20.3)	(32)	22.7
Effect of foreign operations	(66)	(10.9)	(48)	(36.7)	(88)	61.4
Interest on uncertain tax positions	(3)	(0.6)	—	(0.1)	(6)	4.5
Non-deductible expenses	3	0.5	(1)	(0.5)	3	(1.9)
Non-deductible goodwill related to sale of subsidiary	—	—	16	12.4	—	—
Non-deductible goodwill	19	3.1	—	—	—	—
Tax benefits related to separation from our former parent	—	—	—	—	(106)	74.5
Other, net	(2)	(0.2)	3	2.8	7	(5.8)

Effective rate	$138	22.8%	$(11)	(8.5)%	$(279)	195.1%

Components of Net Deferred Income Tax Liability

The components of the net deferred income tax liability were as follows as of December 31:

(Amounts in millions)	2012	2011
Assets:
Investments	$453	$584
Foreign tax credit carryforwards	243	120
Accrued commission and general expenses	252	230
Net operating loss carryforwards	1,732	1,758
Other	303	194

Gross deferred income tax assets	2,983	2,886
Valuation allowance	(268)	(234)

Total deferred income tax assets	2,715	2,652

Liabilities:
Net unrealized gains on investment securities	1,380	761
Net unrealized gains on derivatives	152	214
Insurance reserves	1,250	1,161
DAC	1,177	1,127
PVFP and other intangibles	43	23
Other	220	177

Total deferred income tax liabilities	4,222	3,463

Net deferred income tax liability	$1,507	$811

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

(Amounts in millions)	2012	2011	2010
Balance as of January 1	$226	$193	$285
Tax positions related to the current period:
Gross additions	14	19	23
Gross reductions	—	—	(14)
Tax positions related to the prior years:
Gross additions	—	28	69
Gross reductions	(131)	(14)	(159)
Settlements	(54)	—	(11)

Balance as of December 31	$55	$226	$193